Staff costs	12 Months Ended
Dec. 31, 2019
31. Staff costs
Staff costs

31 Staff costs

Accounting for staff costs

The Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.

Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.

Performance costs – recognised to the extent that the Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.

Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.

The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

	2019	2018	2017
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,008	1,067	990
Deferred bonus	429	515	442
Commissions and other incentives	53	67	74
Total incentive awards granted	1,490	1,649	1,506

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(293)	(359)	(302)
Add: current year charges for deferred bonuses from previous years	308	299	457
Other differences between incentive awards granted and income statement charge	(48)	(33)	29
Income statement charge for performance costs	1,457	1,556	1,690

Other income statement charges:
Salaries	4,332	4,200	3,982
Social security costs	573	558	580
Post-retirement benefits[a]	501	619	493
Other compensation costs	480	413	378
Total compensation costs[b]	7,343	7,346	7,123

Other resourcing costs:
Outsourcing	433	594	1,094
Redundancy and restructuring	132	133	80
Temporary staff costs	256	386	354
Other	151	170	(91)
Total other resourcing costs	972	1,283	1,437

Total staff costs	8,315	8,629	8,560

Group compensation costs as % of total income[c]	33.9%	34.1%	33.8%
Group staff costs as % of total income[c]	38.4%	40.2%	40.6%

Notes

a Post-retirement benefits charge includes £270m (2018: £236m; 2017: £230m) in respect of defined contribution schemes and £231m (2018: £383m; 2017: £263m) in respect of defined benefit schemes.

b £439m (2018: £296m; 2017: £312m) of Group compensation was capitalised as internally generated software.

C 2018 comparative excludes a GMP charge of £140m.